Investments (Tables)	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Summary of Equity-Accounted Investees and investments at FVTOCI

		Principal place	Proportion of ownership interest and
		of business and	voting rights held (%)		Carrying amount
As at December 31	Principal activity	incorporation	2025	2024	2025	2024
Equity-accounted investees
Profertil S.A. ("Profertil")	Nitrogen producer	Argentina	‐	50	‐	349
Canpotex	Marketing and logistics of potash	Canada	50	50	‐	‐
Other associates and joint ventures					134	128
Total equity-accounted investees					134	477
Investments at FVTOCI
Sinofert Holdings Limited ("Sinofert")	Fertilizer supplier and distributor	China/Bermuda	‐	19	‐	211
Other					10	10
Total investments at FVTOCI					10	221
Total investments					144	698

Disclosure of Investments

We continuously assess our ability to exercise significant influence or joint control over our investments.

Equity-accounted investees

In 2025, as part of our strategic priority to simplify and focus, we entered into an agreement to sell our 50 percent equity ownership in Profertil, which had been classified as an equity-accounted investment. A deposit of $120 million was received from the purchaser on September 5, 2025. The sale closed on December 10, 2025 resulting in gross proceeds of $595 million and a gain of $301 million recorded in the consolidated statement of earnings within our Corporate and Others segment. This gain reflects the difference between the net proceeds and the carrying amount of the investment at the date of sale. The buyer remitted the applicable withholding tax on behalf of Nutrien, resulting in a $60 million non-cash transaction.

Investments at fair value through other comprehensive income

In 2025, as part of our strategic priority to simplify and focus, we fully divested our remaining equity ownership interest in Sinofert, which had been classified as a financial asset measured at fair value through other comprehensive income. Gross proceeds from the sale were $193 million and reflected the fair value of the investment at the date of derecognition. A fair value loss of $18 million related to the investment was recognized in other comprehensive income. Upon derecognition, the cumulative unrealized gain previously recognized in other comprehensive income of $27 million was reclassified to retained earnings